Equity Method Investment - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment	$ 10,228
Equity Method Investment, Ownership Percentage	7.00%
Technology Company [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment	$ 10,228
Equity Method Investment, Ownership Percentage	7.00%
Subsidiaries [Member] | Technology Company [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment	$ 10,200